FAIR VALUE MEASUREMENTS: (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS:
Schedule of financial assets and liabilities measured at fair value

	Estimated Fair Value December 31, 2012
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$63,862	$63,862	$—	$—
Auction rate security	9,485	—	—	9,485
Available for sale securities, excluding the auction rate security	84,568	—	84,568	—
Commodity futures contracts, net	(112)	(112)	—	—
Trading securities	49,378	49,378	—	—
Total assets measured at fair value	$207,181	$113,128	$84,568	$9,485

	Estimated Fair Value December 31, 2011
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$78,612	$78,612	$—	$—
Auction rate security	7,453	—	—	7,453
Available for sale securities, excluding the auction rate security	57,835	—	57,835	—
Foreign currency forward contracts	205	—	205	—
Commodity futures contracts	203	203	—	—
Commodity options contracts	—	—	—	—
Trading securities	41,768	41,768	—	—
Total assets measured at fair value	$186,076	$120,583	$58,040	$7,453

Summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of investment portfolio by major security type

	December 31, 2012
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$9,485	$1,075	$—	$—
Municipal bonds	84,199	84,551	352	—	—
Mutual funds	20	17	—	(3)	—
	$92,629	$94,053	$1,427	$(3)	$—

	December 31, 2011
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Auction rate security	$8,410	$7,453	$—	$(957)	$—
Municipal bonds	57,389	57,791	402	—	—
Mutual funds	45	44	—	(1)	—
	$65,844	$65,288	$402	$(958)	$—

Schedule of financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
	2012	2011
Balance at January 1	$7,453	$6,775
Unrealized gain recognized in accumulated other comprehensive loss	2,032	678
Balance at December 31	$9,485	$7,453

Schedule of assets measured at fair value on a nonrecurring basis

	December 31, 2012
	Fair Value	Level Used to Determine Fair Value
	Basis	Level 1	Level 2	Level 3
Equity method investment	$2,127	$—	$—	$2,127

	December 31, 2011
	Fair Value	Level Used to Determine Fair Value
	Basis	Level 1	Level 2	Level 3
Equity method investment	$3,935	$—	$—	$3,935